SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2025
Basis Of Consolidation [Abstract]
SCOPE OF CONSOLIDATION	NOTE 2: SCOPE OF CONSOLIDATION 2.1 Basis of consolidation
The consolidated financial statements include the accounts of the Company, its subsidiaries and its interests in associated companies and joint arrangements. Subsidiaries are
consolidated from the date the Company obtains control
(ordinarily the date of acquisition) until the date control ceases.
The Company controls an entity when the Company is
exposed to or has rights to variable returns from its
involvement with the entity and has the ability to affect those returns through its power over the entity.
Associates are those companies over which the Company has
the ability to exercise significant influence on the financial and operating policy decisions, which it does not control. Generally, significant influence is presumed to exist when the Company
holds more than 20% of the voting rights. Joint arrangements, which include joint ventures and joint operations, are those over whose activities the Company has joint control, typically under a contractual arrangement. In joint ventures,
ArcelorMittal exercises joint control and has rights to the net assets of the arrangement. The investment is accounted for
under the equity method and therefore recognized at cost at
the date of acquisition and subsequently adjusted for
ArcelorMittal’s share in undistributed earnings or losses since acquisition, less any impairment incurred. Any excess of the cost of the acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities, and contingent liabilities of the associate or joint venture recognized at the date of acquisition is considered as goodwill. The goodwill, if any, is included in the carrying amount of the investment and is evaluated for impairment as part of the investment. The
consolidated statements of operations include the Company’s
share of the profit or loss of associates and joint ventures from the date that significant influence or joint control commences until the date significant influence or joint control ceases and any impairment losses. Adjustments to the carrying amount
may also be necessary for changes in the Company’s
proportionate interest in the investee arising from changes in the investee’s equity that have not been recognized in the
investee’s profit or loss. The Company’s share of those
changes is recognized directly in the relevant reserve within equity.
The Company assesses the recoverability of its investments
accounted for under the equity method whenever there is an
indication of impairment. In determining the value in use of its investments, the Company estimates its share in the present
value of the projected future cash flows expected to be
generated by operations of associates and joint ventures (see also note 2.6).
For investments in joint operations, in which ArcelorMittal
exercises joint control and has rights to the assets and
obligations for the liabilities relating to the arrangement, the
Company recognizes its assets, liabilities and transactions, including its share of those incurred jointly.
Investments in other entities, over which the Company and/or its operating subsidiaries do not have the ability to exercise significant influence, are accounted for as investments in equity instruments at FVOCI with any resulting gain or loss, net of related tax effect, recognized in the consolidated statements of other comprehensive income ("OCI"). All fair value movements for investments in equity instruments at FVOCI, including the difference between the acquisition cost and the current fair value, are recorded in OCI and are not reclassified to the
consolidated statements of operations. Realized gains and
losses from the sale of investments in equity instruments at
FVOCI  are reclassified from OCI to retained earnings within equity upon disposal.
While there are certain limitations on the Company’s operating and financial flexibility arising from the restrictive and financial covenants of one of the Company’s credit facilities described in note 6.1.2, there are no significant restrictions resulting from borrowing agreements or regulatory requirements on the ability of consolidated subsidiaries, associates and jointly controlled entities to transfer funds to the parent in the form of cash dividends to pay commitments as they come due.
Intercompany balances and transactions, including income,
expenses and dividends, are eliminated in the consolidated
financial statements. Gains and losses resulting from
intercompany transactions are also eliminated.
Non-controlling interests represent the portion of profit or loss and net assets not held by the Company and are presented
separately in the consolidated statements of operations, in the consolidated statements of other comprehensive income and
within equity in the consolidated statements of financial
position.
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2025. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Calvert LLC[4]	United States	100.00%
ArcelorMittal Texas HBI LLC	United States	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.[5]	Brazil	100.00%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém S.A.	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Holdings Ltd.[2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Holdings Ltd. is incorporated in Cyprus.
3.Voting rights are 53.05%.
4.On June 18, 2025, ArcelorMittal acquired control of ArcelorMittal Calvert LLC see note 2.2.4.
5.On July 31, 2025, the Company acquired the 2.92% interest held by Votorantim S.A. following the settlement of the dispute, see note 9.3.
2.2.2 Translation of financial statements denominated in
foreign currency
The functional currency of ArcelorMittal S.A. is the U.S. dollar.
The functional currency of each of the principal operating
subsidiaries is the local currency, except for ArcelorMittal
México, AMMC, AML, ArcelorMittal International Luxembourg,
whose functional currency is the U.S. dollar and ArcelorMittal
Poland, whose functional currency is the euro.
Transactions in currencies other than the functional currency of a subsidiary are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are remeasured at the rates of exchange prevailing on the date of the
consolidated statements of financial position and the related translation gains and losses are reported within financing costs in the consolidated statements of operations. Non-monetary
items that are carried at cost are translated using the rate of exchange prevailing at the date of the transaction. Non-
monetary items that are carried at fair value are translated using the exchange rate prevailing when the fair value was
determined and the related translation gains and losses are
reported in the consolidated statements of comprehensive
income.
Upon consolidation, the results of operations of ArcelorMittal’s subsidiaries, associates and joint arrangements whose
functional currency is other than the U.S. dollar are translated into U.S. dollar at the monthly average exchange rates and
assets and liabilities are translated at the year-end exchange rates. Translation adjustments are recognized directly in other comprehensive income and are included in net income
(including non-controlling interests) only upon sale or
liquidation of the underlying foreign subsidiary, associate or joint arrangement.
Since July 1, 2018, Argentina has been considered a highly
inflationary country and therefore the financial statements of the Company's long production facilities Acindar Industria
Argentina de Aceros S.A. ("Acindar") in Argentina, using a
historical cost approach, are adjusted prospectively to reflect the changes in the general purchasing power of the local
currency before being translated into U.S. dollar at the year-
end exchange rate. The Company used an estimated general
price index (Consumer Price Index "IPC") which changed by
31.5%, 117.8% and 211.4% for the year ended December 31,
2025, 2024 and 2023, respectively, for this purpose. As a result of the inflation-related adjustments on non-monetary items,
losses of 67, 291 and 105 were recognized in net financing
costs for the year ended December 31, 2025, 2024 and 2023,
respectively.
2.2.3 Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date on which control is transferred to ArcelorMittal. The Company controls an entity when it is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Company measures goodwill at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value)
of the identifiable assets acquired and liabilities assumed.
In a business combination in which the fair value of the
identifiable net assets acquired exceeds the cost of the
acquired business, the Company reassesses the fair value of
the assets acquired and liabilities assumed. If, after
reassessment, ArcelorMittal’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess (bargain purchase) is recognized immediately as
operating income in the consolidated statements of operations.
Any contingent consideration payable is recognized at fair
value at the acquisition date and any costs directly attributable to the business combination are expensed as incurred.2.2.4 Acquisitions
On December 12, 2025, ArcelorMittal acquired the remaining
50% interest in the 50/50 joint venture with Atlas Renewable
Energy ("Atlas") to operate a 265MW capacity solar energy
project in Minas Gerais, Brazil. Total consideration was 47
(including 23 cash outflow net of 15 cash acquired and 9
deferred consideration). The acquisition-date fair value of
identifiable assets and liabilities has been measured on a
provisional basis at December 31, 2025. The Company
remeasured its previously held 50% equity interest in Atlas at its acquisition-date fair value and recognized the resulting 11 gain in income from investments in associates, joint ventures and other investments. Atlas is part of the Brazil reportable segment. Revenue and net loss since acquisition date were 1
and 1, respectively.
On November 3, 2025, following the signature of a share
purchase agreement dated July 25, 2025 and completion of
conditions precedent including approval by the Brazilian
antitrust authority (CADE), ArcelorMittal acquired a 89.69%
interest in Tekno S.A. - Indústria e Comércio ("Tekno"), a
pioneer in the implementation of coil coating in Brazil. On
December 3, 2025, ArcelorMittal started a process to acquire the remaining shares through a mandatory public tender offer which is expected to complete on April 1, 2026 and as a result of which the Company intends to delist Tekno from the
Brazilian Stock Exchange. Total consideration was 133
(including 104 cash outflow net of 16 cash acquired and 13
contingent deferred consideration for acquisition of non-
controlling interests). As part of the transaction, the Company also acquired a 49% interest leading to control of Perfilor S.A.
Construções Indústria e Comércio ("Perfilor"), a joint venture in which it already held a 51% stake. The Company remeasured
its previously held equity interest in Perfilor at its 23
acquisition-date fair value and recognized the resulting 11 gain in income from investments in associates, joint ventures and other investments. The acquisition-date fair value of of
identifiable assets and liabilities has been measured on a
provisional basis at December 31, 2025. Tekno is part of the
Brazil reportable segment. Revenue and net income since
acquisition date were 14 and 1, respectively.
On June 18, 2025, pursuant to an equity purchase agreement
dated October 11, 2024 between ArcelorMittal and Nippon
Steel Corporation ("NSC") with respect to their joint venture
AMNS Calvert (subsequently renamed ArcelorMittal Calvert
LLC "Calvert"), in connection with the proposed acquisition of
U.S. Steel by NSC with respect to an agreement dated
December 18, 2023 and approved by the U.S. administration
on June 13, 2025, ArcelorMittal acquired control of Calvert
following the acquisition of NSC's 50% stake. The flat steel processing facility based in Calvert, Alabama (United States)
has a hot strip mill, pickling and cold rolling facilities and finishing facilities with 5.3, 3.6 and 2.1 million tonnes capacity, respectively. Calvert serves the automotive, construction, pipe and tube, service center and appliances for the heating,
ventilation & air conditioning industries. The slabs for Calvert's operations are sourced from ArcelorMittal plants in Brazil and
Mexico and from Cleveland-Cliffs for 1.5 million tonnes
annually, which following a notice to terminate the agreement issued in December 2024 expired at the end of the initial five-
year term on December 9, 2025. The acquisition also includes a new seven-year domestic slab supply agreement with NSC
averaging 750,000 tonnes per year. Calvert also completed the investment in an on-site steelmaking facility through a 1.5
million tonnes capacity EAF (producing slabs for the existing operations and replacing part of the purchased slabs).
Construction commenced in March 2021 after obtaining all
environmental permits and the facility is currently in the hot commissioning phase with the first heat produced on June 14,
2025. The cash consideration paid by the Company to acquire
NS Kote Inc., which holds the 50% interest in Calvert (in
addition to 638 cash injected by NSC to repay debt of Calvert outstanding at acquisition date and 248 shareholder loan
forgiven by NSC) was 1 U.S. dollar (cash acquired of 263).
Settlement of preexisting relationships amounted to 574
(including mainly 248 shareholder loan, 106 trade payables,
105 dividend payable and 122 unfavorable sales agreement).
ArcelorMittal incurred 2 acquisition-related costs recognized in selling, general and administrative expenses. The Company
remeasured its previously held 50% equity interest in Calvert at its acquisition-date fair value and recognized the resulting 13 gain in income from investments in associates, joint ventures and other investments. The acquisition-date fair value of
identifiable assets and liabilities has been measured on a
provisional basis at December 31, 2025. The fair value of
acquired receivables was 472. The aggregate acquisition gain recognized in operating income was 1,858 including 1,736
bargain purchase gain resulting from the specific context of the sale by NSC of its interest in Calvert required in connection with NSC's acquisition of U.S. Steel and 122 gain on
settlement of pre-existing relationships. Calvert is part of the
North America reportable segment. Revenue and net income
since acquisition date were 2,599 and 7, respectively.
On May 5, 2025, following approval by the Brazilian antitrust authority CADE on April 4, 2025, ArcelorMittal acquired control of the Brazilian pipe producer Tuper S.A. ("Tuper"), a joint venture in which it already held a 40% interest. Tuper is one of the largest steel processing companies in Latin America
serving the oil and gas, civil construction, infrastructure, industrial and automotive markets. The acquisition of the 60%
interest in Tuper involved a 83 cash-settled capital increase of the joint venture subscribed by ArcelorMittal on April 25, 2025 pursuant to which ArcelorMittal's interest increased from 40%
to 54.7% and a 155 total consideration (84 cash outflow net of cash acquired of 62 and outstanding loan of 9) for the
acquisition of the remaining 45.3% interest providing control.
Net settlement of preexisting relationships amounted to 52.
The Company remeasured its previously held equity interest in
Tuper at its acquisition-date fair value and recognized the
resulting 35 gain in income from joint ventures, associates and other investments. The measurement of the acquisition-date
fair value of identifiable assets and liabilities has been
completed at December 31, 2025. Tuper is part of the Brazil
reportable segment. Current assets include 55 trade
receivables. ArcelorMittal recognized 169 goodwill. Goodwill is deductible for tax purposes. Revenue and net income since
acquisition date were 220 and 24, respectively.
On April 1, 2025, ArcelorMittal increased its interest in the joint venture ArcelorMittal Tailored Blanks Americas ("AMTBA") from
80% to 90% and acquired control following certain
amendments of the shareholders' agreement. AMTBA
manufactures light-weighting solutions for the automotive
industry through laser welding and has facilities across
Canada, the United States and Mexico. Total consideration
was 31 (5 cash outflow net of cash acquired of 13 and
outstanding loan of 13). ArcelorMittal granted a put option
exercisable between January 1, 2030 and December 31, 2033
to the non-controlling interest and recognized accordingly a 31 financial liability at amortized cost measured at the present value of the redemption amount. The Company remeasured its
previously held 80% equity interest in AMTBA at its acquisition-
date fair value and recognized the resulting 145 gain in income from investments in associates, joint ventures and other
investments.The Company completed its measurement of the
acquisition-date fair value of the identifiable assets and
liabilities of  AMTBA. Current assets include 51 trade
receivables. ArcelorMittal recognized 97 goodwill. Goodwill is not deductible for tax purposes. AMTBA is part of the North
America reportable segment. Revenue and net loss since
acquisition date were 285 and 13, respectively.
Revenue and net income attributable to the equity holders of the parent of the Company for twelve months ended December
31, 2025 were 63,992 and 3,308, respectively, as though
ArcelorMittal had completed the acquisitions of Calvert,
AMTBA, Tekno, Atlas and Tuper as of January 1, 2025.
On May 31, 2024, ArcelorMittal completed the acquisition of
Italpannelli SRL in Italy and Italpannelli Iberica in Spain
("Italpannelli"). Italpannelli is a manufacturer of lightweight insulation panels for roofs and façades. It operates two
production plants across Europe, in Zaragoza (Spain) and
Abruzzo (Italy). The acquisition adds considerable strategic value to ArcelorMittal Construction’s business within the
Sustainable Solutions reportable segment in terms of growth, enhanced geographic market offering, product capabilities and synergies as a result of which, following the completion of
measurement of the acquisition-date fair value of the
identifiable assets and liabilities, the Company recognized 85 goodwill. Goodwill is not deductible for income tax purposes.
The total cash consideration paid was €268 million (201 net of cash acquired of 88).
On June 20, 2024, the Company acquired from Euler Hermes
Reinsurance AG the reinsurance company Euler Hermes Re
for €134 million (144). Net cash inflow was 17 considering 161 cash acquired. The Company concluded that the acquisition of
Euler Hermes RE was not a business combination as the
transaction did not include the acquisition of any strategic, operational and resource management processes.
On March 9, 2023, following receipt of customary regulatory
approvals, ArcelorMittal completed the acquisition of
Companhia Siderúrgica do Pecém, a steel facility in the state of Ceará with three-million tonne capacity blast furnace
subsequently renamed ArcelorMittal Pecém, for total cash
consideration of 2,193. The Company recognized acquisition-
related costs of 4 in selling, general and administrative
expenses. Acquired current assets and other liabilities include
2,605 and 2,605 of restricted cash held in escrow and debt,
respectively, which were settled after acquisition date. The
Company presented these settlements as non-cash
transactions in the consolidated statements of cash flows. It recognized also 3,123 (including trade receivables of 60),
1,824 and 100 of current assets, property, plant and equipment and intangible assets, respectively. Following the completion of the measurement of the acquisition-date fair value of the
identifiable assets and liabilities of ArcelorMittal Pecém, the
Company recognized 164 goodwill resulting from operational
and financial synergies. ArcelorMittal Pecém is part of the
Brazil reportable segment.
During the first half of 2023, the Company also completed two acquisitions relating to the Sustainable Solutions reportable segment ("Sustainable Solutions acquisitions"). On January 3,
2023, ArcelorMittal completed the acquisition of Riwald
Recycling, a state-of-the-art ferrous scrap metal recycling
business based in the Netherlands. The acquisition is part of
ArcelorMittal's strategy of increasing the use of scrap steel to lower CO2 emissions from steelmaking in both the EAF and
BF-BOF routes. On March 10, 2023, the Company also
completed the acquisition of the German insulation panel
manufacturer Italpannelli Germany (subsequently renamed
Trier Insulated Panels), which will complement the existing
geographic presence and strengthen the product portfolio of
ArcelorMittal Sustainable Solutions' construction business. The total cash consideration paid for the Sustainable Solutions
acquisitions was €144 million (152 net of cash acquired of 4)
including debt assumed of 15. Following the completion of the measurement of the acquisition-date fair value of the
identifiable assets and liabilities of the Sustainable Solutions acquisitions, the Company recognized 57 goodwill, which was
primarily attributable to the expected synergies and other
benefits from combining the activities of the Sustainable
Solutions acquisitions with those of the Company. Goodwill is not deductible for income tax purposes.
The table below summarizes the acquisition-date fair value of the assets acquired and liabilities assumed in 2025, 2024 and 2023:

	2025					2024	2023
	Calvert[1]	Tekno	Atlas	AMTBA	Tuper	Italpannelli	ArcelorMittal Pecém	Sustainable Solutions acquisitions
Current assets	1,985	48	2	104	99	75	3,123	25
Property, plant and equipment	2,727	36	193	241	142	54	1,824	75
Intangible assets	—	—	—	70	38	58	100	32
Other non-current assets	—	7	1	12	23	—	138	8
Total assets	4,712	91	196	427	302	187	5,185	140
Deferred tax liabilities	137	—	—	42	—	19	—	14
Other liabilities	1,631	42	180	199	177	52	3,156	46
Total liabilities	1,768	42	180	241	177	71	3,156	60
Net assets acquired	2,944	49	16	186	125	116	2,029	80
Consideration paid, net of cash acquired (received)	(263)	104	23	5	84	201	2,193	152
Deferred consideration	—	13	9	—	—	—	—	—
Settlement of preexisting relationships	574	—	—	—	52
Settlement of outstanding receivable	—	—	—	13	9	—	—	—
Fair value of previously held interest	897	—	25	245	149
Fair value of other investment previously held	—	23	—	—	—	—	—	—
Non-controlling interests	—	—	—	20	—	—	—	—
Debt assumed	—	—	—	—	—	—	—	(15)
Goodwill/(bargain purchase gain)	(1,736)	91	41	97	169	85	164	57
1.638 cash injected by NSC and debt repaid through such proceeds are presented net in the above table. The corresponding cash inflow and outflow are also presented net in the investing activities in the consolidated statements of cash flows in 2025.
2.3    Divestments and assets held for sale
Non-current assets and disposal groups that are classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through
continuing use. The non-current asset, or disposal group, is classified as held for sale only when the sale is highly probable and is available for immediate sale in its present condition and is marketed for sale at a price that is reasonable in relation to its current fair value. Assets held for sale are presented
separately in the consolidated statements of financial position and are not depreciated. Gains (losses) on disposal of
subsidiaries are recognized in cost of sales, whereas gains
(losses) on disposal of investments accounted for under the
equity method are recognized in income (loss) from
investments in associates, joint ventures and other
investments.
An operation is classified as discontinued when it represents a separate major line of business or geographical area of
operations that either has been disposed of or is classified as held for sale. Discontinued operations are reported on a single line in the Company's consolidated statements of operations. It reflects the after-tax net income from discontinued operations until the date of disposal and the gains or losses net of taxes realized on the disposals of these operations. In addition, cash flows generated by the discontinued operations are reported on a separate line in the consolidated statement of cash flows for the relevant periods.
Divestments in 2025
On October 30, 2025, following the signature of a sale and
purchase agreement on June 20, 2025, ArcelorMittal
completed for nil consideration the sale of its operations in
Bosnia and Herzegovina, ArcelorMittal Zenica, an integrated
steel plant, and ArcelorMittal Prijedor, an iron ore mining
business which supplies the Zenica plant ("AMZ" in aggregate), to Pavgord Group. The facilities were part of the Europe
reportable segment. As a result of loss of control, the Company derecognized assets and liabilities of 131 and 83, respectively.
Upon initial measurement of the recoverable amount based on
sales proceeds, the Company recognized a 205 impairment
loss including 194 recognized in cost of sales (relating to
property, plant and equipment for 143 and current assets for
51) and 11 recognized in impairment of investments in
associates, joint ventures and other investments with respect to a joint venture of ArcelorMittal Zenica. The loss on disposal amounted to 61 including 43 reclassification of foreign
exchange translation losses from other comprehensive income
to cost of sales in the consolidated statements of operations.
In addition, during 2025, the Company also initiated and
partially completed the sale of two tubular products facilities
ArcelorMittal Tubular Products Iasi ("AMTPI") and ArcelorMittal
Tubular Products Roman ("AMTPR") both located in Romania
and which were part of the Sustainable Solutions reportable
segment. On December 12, 2025, the Company completed the
sale of AMTPI. At December 31, 2025, the carrying amount of
AMTPR was classified as held for sale as the sale process was still ongoing.
The table below provides the details of assets and liabilities of
AMTPR classified as held for sale at December 31, 2025.

	December 31, 2025
		AMTPR
Current Assets:
Cash and cash equivalents		3
Trade accounts receivable, prepaid expenses and other current assets		9
Inventories		20
Total Current Assets		32
Non-current Assets:
Property, plant and equipment		5
Total Non-current Assets		5
Total Assets		37

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities		19
Total Current Liabilities		19
Total Liabilities		19
Divestments in 2023
On December 7, 2023, ArcelorMittal completed the sale of
ArcelorMittal Temirtau, its steel and mining operations in
Kazakhstan, to Qazaqstan Investment Corporation ("QIC"), a
state-controlled direct investment fund. Under the terms of the transaction, on closing ArcelorMittal received consideration of
286 (254 net of cash disposed of 24 and 8 transaction costs)
for net assets and a further 250 as repayment of outstanding intra-group receivables. ArcelorMittal also received an
additional sovereign-fund guaranteed payment of 450 as
repayment of an intra-group loan. All ArcelorMittal Temirtau assets were transferred on an ‘as is’ operational basis,
meaning QIC assumed control and accountability for
ArcelorMittal Temirtau’s operations. As a result of loss of
control, the Company derecognized assets and liabilities of
1,650 and 1,372, respectively. ArcelorMittal recognized in cost of sales a 732 impairment loss of property, plant and
equipment upon measuring the recoverable amount based on
sales proceeds (see note 5.3). The Company also recognized
in cost of sales a 194 impairment loss of goodwill following the allocation to the disposal group of a portion of the former ACIS segment goodwill in proportion of the consideration received to the total recoverable amount of the former ACIS operations. In addition, it reclassified 1,469 of foreign exchange translation losses from other comprehensive income to cost of sales in the consolidated statements of operations.
The table below summarizes the significant divestments
completed in 2025 and 2023 (there were no divestments in
2024):

	2025		2023
	AMZ	AMTPI	ArcelorMittal Temirtau
Cash and cash equivalents	10	—	24
Other current assets	120	11	645
Property, plant and equipment	—	—	972
Other assets	1	3	9
Total assets	131	14	1,650
Current liabilities	82	10	882
Other long-term liabilities	1	10	490
Total liabilities	83	20	1,372
Total net assets	48	(6)	278
Non-controlling interests	30	—	—
Total net assets disposed of	18	(6)	278
Goodwill allocation	—	—	(194)
Consideration	—	—	278
Reclassification of foreign exchange and other	(43)	(8)	(1,469)
Gain (loss) on disposal	(61)	(2)	(1,663)
2.4    Investments in associates and joint arrangements
The carrying amounts of the Company’s investments
accounted for under the equity method were as follows:

	December 31,
Category	2025	2024
Joint ventures	4,908	6,184
Associates	4,170	3,895
Individually immaterial joint ventures and associates[1]	1,315	1,341
Total	10,393	11,420
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2025 and 2024, and none of them have a carrying value exceeding 150 at December 31, 2025 and 2024.2.4.1 Joint ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2025
Joint Ventures	AMNS India	NEMM	VAMA	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Place of incorporation and operation [1]	India	China	China	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Production and sale of electrical steel [6]	Automotive steel finishing	Manufacturi ng and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2025	60.00%	50.00%	50.00%	50.00%	33.34%	55%
Current assets	3,239	527	855	505	943	92	6,161
of which cash, cash equivalents and restricted cash	959	242	50	39	171	44	1,505
Non-current assets	12,623	762	953	284	1,101	836	16,559
Current liabilities	2,301	64	608	309	368	38	3,688
of which trade and other payables and provisions	1,762	64	427	267	270	12	2,802
Non-current liabilities	8,727	54	19	47	563	618	10,028
of which trade and other payables, provisions and deferred tax liability	717	—	1	47	60	1	826
Non-controlling interest	25	—	—	—	—	—	25
Net assets attributable to equity holders of the parent	4,809	1,171	1,181	433	1,113	272	8,979
Company's share of net assets	2,885	585	591	216	371	149	4,797
Adjustments for differences in accounting policies and other	126	13	—	(35)	7	—	111
Carrying amount in the statements of financial position	3,011	598	591	181	378	149	4,908
Revenue	6,029	—	1,549	1,281	1,046	97	10,002
Depreciation and amortization	(420)	(1)	(29)	(24)	(78)	(15)	(567)
Interest income	70	3	2	2	2	2	81
Interest expense	(234)	—	(3)	(23)	(22)	(10)	(292)
Income tax benefit (expense)	18	12	(58)	(12)	(16)	(3)	(59)
Income (loss) from continuing operations	93	(40)	262	29	173	35	552
Other comprehensive income (loss)	(713)	—	—	(3)	—	—	(716)
Total comprehensive income (loss)	(620)	(40)	262	26	173	35	(164)
Cash dividends received by the Company	—	—	94	7	—	4	105
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2025; voting interest was 48.01%
at December 31, 2025.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.The joint venture had no operations in 2025. The carrying amount at December 31, 2025 included 326 cash contributions and 287 liability (including a non-current portion of 163 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2024
Joint Ventures	AMNS India	Calvert	NEMM	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Place of incorporation and operation [1]	India	United States	China	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Production and sale of electrical steel [7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2024	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,758	2,364	688	962	143	534	905	80	9,434
of which cash, cash equivalents and restricted cash	1,279	603	240	152	27	36	145	13	2,495
Non-current assets	12,004	2,634	444	778	277	297	1,079	460	17,973
Current liabilities	2,219	1,171	—	650	193	358	528	—	5,119
of which trade and other payables and provisions	1,674	196	—	476	161	316	264	—	3,087
Non-current liabilities	8,065	1,885	—	29	19	50	514	326	10,888
of which trade and other payables, provisions and deferred tax liability	904	—	—	1	12	50	83	—	1,050
Non-controlling interest	26	—	—	—	—	—	—	—	26
Net assets attributable to equity holders of the parent	5,452	1,942	1,132	1,061	208	423	942	214	11,374
Company's share of net assets	3,271	971	566	531	104	212	314	117	6,086
Adjustments for differences in accounting policies and other	135	(40)	—	—	32	(36)	7	—	98
Carrying amount in the statements of financial position	3,406	931	566	531	136	176	321	117	6,184
Revenue	6,515	4,544	—	1,730	583	1,425	757	—	15,554
Depreciation and amortization	(452)	(76)	—	(38)	(30)	(24)	(61)	—	(681)
Interest income	69	—	—	4	3	1	5	—	82
Interest expense	(172)	(58)	—	(4)	(6)	(35)	(50)	—	(325)
Income tax benefit (expense)	97	—	—	(67)	(7)	(7)	(8)	—	8
Income (loss) from continuing operations	323	191	—	288	(72)	17	86	(1)	832
Other comprehensive income (loss)	(351)	(4)	—	—	(1)	1	—	—	(355)
Total comprehensive income (loss)	(28)	187	—	288	(73)	18	86	(1)	477
Cash dividends received by the Company	—	24	—	115	—	8	—	—	147
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2024;  voting interest was 48.01%
at December 31, 2024.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
7.The joint venture was incorporated and had no operations in 2024. The initial carrying amount of 566 corresponds to a 120 cash contribution and 446 liability (including a non-current portion of 222 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2023
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2023	60.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,653	1,798	853	389	559	935	93	8,280
of which cash, cash equivalents and restricted cash	926	83	201	46	12	297	3	1,568
Non-current assets	10,208	2,125	788	454	238	1,149	190	15,152
Current liabilities	1,617	1,017	557	462	329	542	7	4,531
of which trade and other payables and provisions	1,310	169	449	368	323	404	7	3,030
Non-current liabilities	6,763	1,103	51	37	39	633	—	8,626
of which trade and other payables and provisions	997	—	1	28	39	61	—	1,126
Non-controlling interest	27	—	—	—	—	—	—	27
Net assets attributable to equity holders of the parent	5,454	1,803	1,033	344	429	909	276	10,248
Company's share of net assets	3,272	902	517	172	215	303	151	5,532
Adjustments for differences in accounting policies and other	139	(6)	—	(20)	(40)	6	—	79
Carrying amount in the statements of financial position	3,411	896	517	152	175	309	151	5,611
Revenue	6,710	4,860	1,787	945	1,549	1,205	—	17,056
Depreciation and amortization	(446)	(70)	(36)	(37)	(25)	(69)	—	(683)
Interest income	54	—	2	2	1	—	—	59
Interest expense	(207)	(51)	(5)	(14)	(35)	(49)	—	(361)
Income tax benefit (expense)	(279)	—	(53)	(7)	(33)	21	—	(351)
Income (loss) from continuing operations	1,070	99	352	7	29	274	—	1,831
Other comprehensive income (loss)	(998)	(20)	—	(14)	(6)	—	—	(1,038)
Total comprehensive income (loss)	72	79	352	(7)	23	274	—	793
Cash dividends received by the Company	—	58	—	—	21	—	—	79
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2023;  voting interest was 48.01%
at December 31, 2023.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
AMNS India
AMNS India is an integrated flat carbon steel manufacturer -
from iron ore to ready-to-market products with an achievable crude steel capacity of 8.8 million tonnes per annum. Its
manufacturing facilities comprise iron making, steelmaking and downstream facilities spread across India.
In 2019, ArcelorMittal and Nippon Steel Corporation ("NSC"),
Japan’s largest steel producer, created a joint venture to own and operate AMNS India with ArcelorMittal holding a 60%
interest and NSC holding 40%. Through the agreement, both
ArcelorMittal and NSC are guaranteed equal board
representation and participation in all significant financial and operating decisions. The Company has therefore determined
that it does not control the entity, even though it holds 60% of the voting rights. AMNS Luxembourg Holding S.A. ("AMNS
Luxembourg") is the parent company of the joint venture.
ArcelorMittal's 60% interest is accounted for under the equity method.
AMNS India’s main steel manufacturing facility is located at
Hazira, Gujarat in western India. It also has:
–two iron ore beneficiation plants close to the mines in
Kirandul and Dabuna, with slurry pipelines that then
transport the beneficiated iron ore slurry to the pellet plants in the Kirandul-Vizag and Dabuna-Paradeep systems;
–downstream facilities in Pune, Khopoli and Gandhidham; and
–six service centers in the industrial clusters of Hazira, Indore,
Bahadurgarh, Chennai, Kolkata and Pune. It has a complete
range of flat rolled steel products, including value added
products, and significant iron ore pellet capacity with two
main pellet plant systems in Kirandul-Vizag and Dabuna-
Paradeep, which have the potential for expansion.  Its
facilities are located close to ports with deep draft for
movement of raw materials and finished goods.
In terms of iron ore pellet capacity, the Kirandul-Vizag system has 8 million tonnes of annual pellet capacity; and the Dabuna-
Paradeep system has 12 million tonnes of annual pellet
capacity.
AMNS India completed the acquisition of the portfolio of
strategic infrastructure assets from Essar Group. The
remaining assets which were pending due to regulatory
approvals have been acquired during 2024 and include a 16
million-tonne per annum all-weather, deep draft terminal at
Visakhapatnam, Andhra Pradesh (along with an integrated
conveyor connected to AMNS India’s iron ore pellet plant in the port city) and a 100-kilometer Gandhar - Hazira transmission line, connecting AMNS India’s steelmaking complex with the
central electricity grid.
AMNS India intends to further debottleneck existing operations
(steel shop and rolling parts) in the medium term. The first phase of expansion represents capital expenditures of
approximately 7.7 billion (0.8 billion for debottlenecking, 1.0 billion for downstream projects, 5.7 billion for upstream projects and 0.2 billion for operational readiness) and started in October
2022. It aims to increase production at the Hazira facility to 15 million tonnes of rolled products by the second half of 2026.
Plans are under development to expand the production
capacity by establishing a greenfield integrated steel plant with an 8.2 million tonnes annual capacity at Rajayapeta in Andhra
Pradesh, a strategically significant project. This facility will play a critical role in advancing AMNS India’s objective of scaling its total steelmaking capacity to 40 million tonnes per annum.
On March 16, 2020 and March 30, 2023, AMNS Luxembourg
entered into 5.1 billion and 5 billion ten-year term loan
agreements, respectively, with various Japanese banks. The
proceeds of the loan agreements, which are guaranteed by
ArcelorMittal and NSC in proportion to their respective interests in the joint venture, are used for the purposes of expansion financing. The 5 billion ten-year term loan consists of 3
tranches to be disbursed by April 30, 2026 at the request of
AMNS Luxembourg.
In terms of iron ore mining assets, AMNS India operates the
Thakurani mine in the Keonjhar district of Odisha and the
Ghoraburhani-Sagasahi mine in the Sudargarh district of
Odisha.
VAMA
Valin ArcelorMittal Automotive Steel (“VAMA”) is a joint venture between ArcelorMittal and Hunan Valin which produces steel
for high-end applications in the automobile industry. VAMA
supplies international automakers and first-tier suppliers as well as Chinese car manufacturers and their supplier networks.
In April 2023 VAMA announced the start of production for its second continuous galvanization line with an annual capacity of 450,000 tonnes, bringing its total capacity to 2 millions tonnes per year.
Calvert
AMNS Calvert was a joint venture between the Company and
NSC until June 18, 2025, when ArcelorMittal acquired control
(see note 2.2.4).
NEMM
On October 16, 2024, in the framework of their New Energy
Magnetic Material ("NEMM") project, ArcelorMittal and China
Oriental formed two joint ventures with equal ownership to be engaged principally in the production and sale of electrical steel grade hot-rolled coil substrates and cold-rolled non-
oriented or oriented electrical steel for the Chinese automotive market. The project envisages the construction of an upstream plant and a downstream plant with production commencing in
2027.
VdSA
On May 5, 2023, following approval by the Brazilian antitrust authority CADE on April 13, 2023, ArcelorMittal formed the joint venture Ventos de Santo Antônio Comercializadora de Energia
S.A. ("VdSA") with Casa dos Ventos, one of Brazil’s largest
developers and producers of renewable energy projects,
developing a 554 MW wind power project, with ArcelorMittal
holding a 55% stake and Casa dos Ventos holding the
remaining 45%. The project Ventos de Santo Antonio aims to
secure and decarbonize a considerable proportion of the
Company's wholly-owned subsidiary ArcelorMittal Brazil’s
future electricity needs through a 20 years power purchasing power agreement starting on January 1, 2026. Through the
agreement, both ArcelorMittal and Casa dos Ventos are
guaranteed equal board representation and participation in all significant financial and operating decisions. The Company has therefore determined that VdSA is a joint venture subject to joint control as it does not control the entity, even though it holds a 55% interest. The Company accounted for its
investment in VdSA under the equity method.
Tameh
Tameh Holding sp. z o.o. ("Tameh") is a joint venture between
ArcelorMittal and Tauron Polska Energia S. A. ("Tauron")
including three energy production facilities located in Poland.
Tameh’s objective is to ensure energy supply to the Company’s steel plants in Poland as well as the utilization of steel plant gases for energy production processes.
Following the occurrence of a deadlock situation, both Tauron and ArcelorMittal had the ability to exercise a put option right, allowing each partner to sell its shares to the other one. As per the shareholders' agreement, the declaration of acceptance of an offer that is submitted first shall prevail. ArcelorMittal successfully served its declaration on Tauron on January 2,
2024. Tauron challenged this assertion and in October 2024,
ArcelorMittal was served with a request for arbitration filed by
Tauron (see note 9.3). In 2025 the Company recognized a 81
impairment loss (see note 2.6) and accordingly discloses the joint venture with other investments not individually material
(see note 2.4.3).
Borçelik
Borçelik Çelik Sanayii Ticaret Anonim Şirketi ("Borçelik"),
incorporated and located in Turkey, is a joint venture between
ArcelorMittal and Borusan Holding involved in the
manufacturing and sale of cold-rolled and galvanized flat steel products.
Al Jubail
ArcelorMittal Tubular Products Al Jubail ("Al Jubail") is a state of the art seamless tube mill in Saudi Arabia designed and built to serve the fast growing energy producing markets of Saudi
Arabia, the Middle East, North Africa and beyond.
Acciaierie d'Italia
On February 20, 2024, the Italian Government issued a decree placing  Acciaierie d’Italia in extraordinary administration subsequent to the request of Invitalia, thereby passing control of the company from its shareholders, ArcelorMittal and
Invitalia, to government appointed commissioners. On January
26, 2026, ArcelorMittal was served by the Extraordinary
Commissioners of Acciaierie d'Italia S.p.A. in Extraordinary
Administration, the company operating the Italian steel plants owned and formerly managed by Ilva S.p.A. in Extraordinary
Administration with a writ of summons to appear before the
Court of Milan. ArcelorMittal categorically rejects any and all allegations set out in the claim and will defend its position vigorously before all the competent venues.
2.4.2 Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2025
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2025	June 30, 2025	September 30, 2025	September 30, 2025	December 31, 2025
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2025	27.85%	37.00%	33.43%	35.00%	25.20%
Current assets	3,247	4,062	2,280	3,205	511	13,305
Non-current assets	2,510	3,004	2,722	2,585	10,262	21,083
Current liabilities	1,526	2,997	561	1,740	1,059	7,883
Non-current liabilities	1,488	499	1,124	1,042	2,935	7,088
Non-controlling interests	100	380	35	543	—	1,058
Net assets attributable to equity holders of the parent	2,643	3,190	3,282	2,465	6,779	18,359
Company's share of net assets	736	1,180	1,097	863	1,708	5,584
Adjustments for differences in accounting policies and other	—	—	112	(72)	(1,476)	(1,436)
Other adjustments	209	15	(202)	—	—	22
Carrying amount in the statements of financial position	945	1,195	1,007	791	232	4,170
Revenue	3,095	2,739	2,434	5,410	596	14,274
Income / (loss) from continuing operations	311	34	88	151	(156)	428
Other comprehensive income	(181)	—	(6)	(78)	—	(265)
Total comprehensive income (loss)	130	34	82	73	(156)	163
Cash dividends received by the Company	111	10	20	33	—	174
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to fair value adjustment of property, plant and equipment, intangible asset and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2024
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2024	June 30, 2024	September 30, 2024	September 30, 2024	December 31, 2024
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2024	27.89%	37.00%	33.43%	35.00%	25.23%
Current assets	3,035	4,317	2,228	3,043	757	13,380
Non-current assets	2,358	2,836	2,255	2,196	10,452	20,097
Current liabilities	1,694	3,183	639	1,641	993	8,150
Non-current liabilities	1,225	555	926	970	3,261	6,937
Non-controlling interests	81	375	126	458	—	1,040
Net assets attributable to equity holders of the parent	2,393	3,040	2,792	2,170	6,955	17,350
Company's share of net assets	667	1,125	934	760	1,755	5,241
Adjustments for differences in accounting policies and other	—	—	89	(23)	(1,481)	(1,415)
Other adjustments	247	1	(179)	—	—	69
Carrying amount in the statements of financial position	914	1,126	844	737	274	3,895
Revenue	3,228	3,128	2,519	5,629	569	15,073
Income / (loss) from continuing operations	328	17	156	256	(126)	631
Other comprehensive income	(196)	—	(1)	(21)	—	(218)
Total comprehensive income (loss)	132	17	155	235	(126)	413
Cash dividends received by the Company	—	9	22	30	—	61
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to provisional fair value adjustments of property, plant and equipment and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2023
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2023	September 30, 2023	September 30, 2023	December 31, 2023
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2023	37.00%	33.43%	35.00%	25.23%
Current assets	3,681	1,919	3,351	720	9,671
Non-current assets	3,124	2,430	2,086	10,572	18,212
Current liabilities	2,909	505	1,857	905	6,176
Non-current liabilities	395	994	940	3,335	5,664
Non-controlling interests	369	125	448	—	942
Net assets attributable to equity holders of the parent	3,132	2,725	2,192	7,052	15,101
Company's share of net assets	1,159	911	767	1,779	4,616
Adjustments for differences in accounting policies and other	—	134	(40)	(1,479)	(1,385)
Other adjustments[2]	48	(190)	20	—	(122)
Carrying amount in the statements of financial position	1,207	855	747	300	3,109
Revenue	3,183	2,800	5,874	536	12,393
Income / (loss) from continuing operations	40	184	222	(227)	219
Other comprehensive income	1	(1)	(25)	—	(25)
Total comprehensive income (loss)	41	183	197	(227)	194
Cash dividends received by the Company	5	43	35	—	83
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2023 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
Vallourec
On August 6, 2024, ArcelorMittal completed the acquisition of
65,243,206 shares, representing 28.4% (27.85% at December
31, 2025) voting rights in Vallourec, for €14.64 per share from funds managed by Apollo Global Management, Inc. for total
€960 million (1,048) cash consideration. Vallourec's Board of
Directors includes eleven members, out of which two are
appointed by ArcelorMittal, whose Chief Executive Officer also acts as an observer of the Board. ArcelorMittal concluded that it exercises significant influence in Vallourec and accordingly it accounts for its investment under the equity method. In addition, as the share purchase agreement includes a forward
component qualifying as a financial instrument as a result of the purchase price being fixed ahead of the closing date,
ArcelorMittal recognized a 83 decrease in acquisition cost to reflect the fair value of the forward at acquisition date (see note
6.2). Having carried out a successful restructuring in recent years, Vallourec presents a compelling opportunity to increase
ArcelorMittal’s exposure to the attractive, downstream, value-
added tubular market. It is a global leader in premium tubular solutions for energy markets and demanding industrial
applications, offering innovative, safe and competitive products for sectors including energy, automotive and construction. 85%
of Vallourec’s 2.2 million tonnes of annual rolling capacity is focused around low-carbon, integrated production hubs in the
U.S. and Brazil, both of which are important strategic markets for ArcelorMittal. The fair value of ArcelorMittal's investment was
1,203 at December 31, 2025 based on Vallourec's quoted share price.
China Oriental
China Oriental Group Company Limited (“China Oriental”) is a
Chinese integrated iron and steel company listed on the Hong
Kong Stock Exchange (“HKEx”). The China Oriental Group has
manufacturing plants in Hebei Province and Guangdong
Province of the People’s Republic of China (the “PRC”) and
sells mainly to customers located in the PRC. The China
Oriental Group also carries out property development business which is mainly in the PRC.
DHS Group
DHS - Dillinger Hütte Saarstahl AG (“DHS Group”),
incorporated and located in Germany, is a leading producer of heavy steel plates, cast slag pots and semi-finished products, such as pressings, pressure vessel heads and shell sections in
Europe. The DHS Group also includes a further rolling mill
operated by Dillinger France in Dunkirk (France).
Gonvarri Steel Industries
Holding Gonvarri SL (“Gonvarri Steel Industries”) is dedicated to the processing of steel. The entity is a European leader in steel service centers and renewable energy components, with
strong presence in Europe and Latin America.
Baffinland
Baffinland Iron Mines Corporation ("Baffinland") owns the Mary
River project, which has direct shipping, high grade iron ore on
Baffin Island in Nunavut (Canada).
2.4.3 Other associates and joint ventures that are not
individually material
The Company has interests in a number of other joint ventures and associates, none of which are regarded as individually
material. The following table summarizes the financial
information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2025			December 31, 2024
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	443	872	1,315	457	884	1,341
Share of:
Income from continuing operations	8	146	154	16	140	156
Other comprehensive income (loss)	6	20	26	3	12	15
Total comprehensive income (loss)	14	166	180	19	152	171

2.4.4 Investments in joint operations
Peña Colorada
Peña Colorada is an iron ore mine located in Mexico in which
ArcelorMittal holds a 50.00% interest. Peña Colorada operates an open pit mine as well as concentrating facility and two-line pelletizing facility. Peña Colorada is part of the North America
segment. 2.5    Other investments
Other investments include those investments in equity
instruments for which the Company does not have significant
influence. The Company irrevocably elected  to present the
changes in fair value of such equity instruments, which are not held for trading, in other comprehensive income, because
these investments are held as long-term strategic investments that are not expected to be sold in the short to medium-term.
Other investments include the following:

	December 31,
	2025	2024
ArcelorMittal XCarb®	168	152
Stalprodukt S.A.	69	58
Others	116	89
Investments in equity instruments at FVOCI	353	299
The Company’s significant investments in equity instruments at
FVOCI at December 31, 2025 and 2024 were the following:
ArcelorMittal’s XCarb® innovation fund
ArcelorMittal has launched an innovation fund which invests up to 100 annually in groundbreaking companies developing
pioneering or breakthrough technologies which will accelerate the steel industry's transition to carbon neutral steelmaking.
Since the launch of the XCarb® innovation fund in March 2021,
ArcelorMittal has invested 219, including 19 and 11 in 2025
and 2024, respectively, in equity instruments at FVOCI.
Unrealized (losses) recognized in other comprehensive income were (3) and (13) for the year ended December 31, 2025 and
2024, respectively.
Stalprodukt S.A.
Stalprodukt S.A. is a leading manufacturer and exporter of
highly processed steel products based in Poland. Unrealized
gains (losses)  recognized in other comprehensive income
were 2 and (3) for the year ended December 31, 2025 and
2024, respectively.
2.6    Income (loss) from investments in associates, joint
ventures and other investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2025	2024	2023
Share in net earnings of equity-accounted companies	798	770	1,181
Impairment charges	(123)	—	(1,405)
Dividend income	8	9	3
Total	683	779	(221)
Impairment of associates and joint ventures
In 2025, impairment of investments in associates, joint
ventures and other investments included mainly 81 impairment loss following a review of the recoverable amount of Tameh
based on a value in use calculation (see note 2.4.1) and 11
relating to a joint venture of ArcelorMittal Zenica (see note 2.3).
In the fourth quarter of 2023, Acciaierie d'Italia's financial condition has deteriorated due in particular to the continued
high cost of energy and the repeal of relief measures for
energy-intensive companies. It has been experiencing liquidity issues, which have resulted in conflicts with suppliers.
ArcelorMittal, the Italian Government and Invitalia discussed the terms and conditions of a possible support to Acciaierie
d'Italia to address its short-term cash needs and the funding requirements to enable it to complete the acquisition of Ilva’s business units but the parties were not able to reach
agreement on how to address Acciaierie d'Italia’s funding
needs. As of December 31, 2023 the Company assessed the
above facts as indicators of impairment with respect to its
investment, further confirmed by the extraordinary
administration of Acciaierie d'Italia effective February 20, 2024
(see note 2.4.1), and performed accordingly a value in use
calculation resulting in a 1,405 impairment loss.
The Company is not aware of any material contingent liabilities related to associates and joint ventures for which it is severally liable for all or part of the liabilities of the associates, nor are there any contingent liabilities incurred jointly with other investors. See note 9.4 for disclosure of commitments related to associates and joint ventures.